UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21401

NEIMAN FUNDS

(Exact name of registrant as specified in charter)

           6325 La Valle Plateada

                   P.O. Box 205

Rancho Santa Fe, CA

                     92067

     (Address of principal executive offices)

          (Zip code)

Harvey Neiman

Neiman Funds

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Neiman Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

COMMON STOCKS
Asset Backed Securities
3,084	J.P. Morgan Chase & Co.*		$ 108,927	5.07%

Auto Controls For Regulating Residential & Comml Environments
1,000	Honeywell, Inc. *		36,630	1.71%

Beverages
2,000	Coca Cola Co.*		83,500	3.89%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
2,400	H.J. Heinz Co. *		85,008	3.96%

Construction Machinery & Equipment
1,000	Caterpillar, Inc.*		95,310	4.44%

Electric & Other Services Combined
1,600	Exelon Corp.*		82,128	3.82%

Electric Services
2,000	American Electric Power*		73,740
1,000	Entergy Corp.*		75,550
2,000	Southern Co.		69,340
			218,630	10.18%

Electronic & Other Electrical
2,000	General Electric Co.*		69,300	3.23%

Food and Kindred Products
1,600	Altria Group*		103,456
3,000	Sara Lee Corp.*		59,430
			162,886	7.59%

Lumber & Wood Products
2,000	Weyerhauser Co.*		127,300	5.93%

Motor Vehicles & Passenger Car
2,000	General Motors Corp.*		68,000	3.17%

National Commercial Banks
1,600	Bank of America Corp.*		72,976
1,500	Citigroup, Inc. *		69,345
1,400	Wells Fargo *		86,212
			228,533	10.65%

Paper Mills
2,000	International Paper		60,420	2.81%

Petroleum Refining
1,600	Chevron Texaco Corp.*		89,472
1,500	Exxon Mobil*		86,205
			175,677	8.18%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co.*		68,816	3.20%

Retail Department Stores
2,000	May Department Stores*		80,320	3.74%

Retail Women's Clothing Stores
3,000	Limited Brands, Inc.*		64,260	2.99%

Search, Detection, Navigation, Guidance, Aeronautical Systems
2,000	Raytheon Co.*		78,240	3.64%

Services-Miscellaneous Amusement & Recreation
700	Harrah's Entertainment *		50,449	2.35%

Total for Common Stock ( Cost $1,970,676)			1,944,334	90.55%

UNIT INVESTMENT TRUSTS
2,000	DIAMONDS Trust *		$ 205,500	9.57%

Total for Unit Investment Trusts (Cost $214,645)			205,500	9.57%

Cash Equivalents
47,123	First American Prime Obligation Fund		47,123	2.19%
	Class-S Rate 2.43% **
	(Cost $390,699)

	Total Investments		2,196,957	102.31%
	(Cost $2,232,444)

	Liabilities in excess of Other Assets		(49,676)	-2.31%

	Net Assets		$ 2,147,281	100.00%

CALL OPTIONS WRITTEN
	Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Altria Group
September 2005 Calls @ $70.00		1,600	1,360

American Electric Power
August 2005 Calls @ $35.00		1,000	2,250
November 2005 Calls @ $37.50		800	880
			3,130

Bank of America Corp.
November 2005 Calls @ $47.50		800	680

Citigroup Corp.
September 2005 Calls @ $50.00		500	75

Caterpillar, Inc.
August 2005 Calls @ $95.00		1,000	3,600

Chevron Texaco Corp.
September 2005 Calls @ $55.00		600	1,680
December 2005 Calls @ $65.00		1,000	650
			2,330

DIAMONDS Trust
August 2005 Calls @ $107.00		1,000	300
December 2005 Calls @ $108.00		1,000	1,500
			1,800

Coca Cola Co.
August 2005 Calls @ $42.50		1,000	650

Dupont E.I. Denemours & Co.
July 2005 Calls @ $47.50		800	80
January 2006 Calls @ $50.00		800	440
			520

Entergy Corp.
September 2005 Calls @ $75.00		1,000	2,400

Exelon Corp.
July 2005 Calls @ $45.00		600	4,020
October 2005 Calls @ $50.00		1,000	3,000
			7,020

Exxon Mobil
January 2006 Calls @ $45.00		1,000	13,400

General Electric Co.
September 2005 Calls @ $37.50		200	30

General Motors Corp.
December 2005 Calls @ $40.00		1,000	1,000

Harrah's Entertainment
August 2005 Calls @ $75.00		700	1,295

H.J. Heinz Co.
January 2006 Calls @ $40.00		1,800	720

Honeywell, Inc.
January 2006 Calls @ $40.00		1,000	1,100

J.P. Morgan Chase & Co.
December 2005 Calls @ $37.50		1,500	900

Limited Brands, Inc.
August 2005 Calls @ $25.00		1,500	150

May Department Stores
September 2005 Calls @ $37.50		1,000	3,600

Raytheon Co.
August 2005 Calls @ $40.00		1,000	650
November 2005 Calls @ $40.00		1,000	1,400
			2,050

Sara Lee Corp.
July 2005 Calls @ $22.50		1,500	75

Wells Fargo
July 2005 Calls @ $60.00		600	1,080

Weyerhaeuser Co.
July 2005 Calls @ $65.00		1,000	600
October 2005 Calls @ $70.00		1,000	1,200
			1,800

Total (Premiums Received $46,769)			$ 50,765

* Portion of the Security is pledged as collateral for call options written.
** Variable Rate Security; The coupon rate shown represents the rate at
June 30, 2005.

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUND

(Unaudited)

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEIMAN FUNDS

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date: 8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Harvey Neiman

      Harvey Neiman

      President

Date: 8/29/05

By : /s/ Daniel Neiman

      Daniel Neiman

      Chief Financial Officer

Date: 8/29/05